Note 9 - Dividends Distribution	12 Months Ended
Dec. 31, 2020
Disclosure of Dividends Distribution [Abstract]
Note 9 - Dividends Distribution

9            Dividends distribution

On November 4, 2020, the Company’s Board of Directors approved the payment of an interim dividend of $0.07 per share ($0.14 per ADS), or approximately $82.6 million, payable on November 25, 2020, with an ex-dividend date of November 23, 2020.

On June 2, 2020, the Company’s Shareholders approved that, as a consequence of liquidity preservation initiatives, no further dividends be distributed in respect of fiscal year 2019 beyond the interim dividend of approximately $153 million already paid in November 2019.

On May 6, 2019,  the Company’s Shareholders approved an annual dividend in the amount of $0.41 per share ($0.82 per ADS). The amount approved included the interim dividend previously paid on November 21, 2018 in the amount of $0.13 per share ($0.26 per ADS). The balance, amounting to $0.28 per share ($0.56 per ADS), was paid on May 22, 2019. In the aggregate, the interim dividend paid in November 2018 and the balance paid in May 2019 amounted to approximately $484 million.

On May 2, 2018, the Company’s Shareholders approved an annual dividend in the amount of $0.41 per share ($0.82 per ADS). The amount approved included the interim dividend previously paid on November 22, 2017 in the amount of $0.13 per share ($0.26 per ADS). The balance, amounting to $0.28 per share ($0.56 per ADS), was paid on May 23, 2018. In the aggregate, the interim dividend paid in November 2017 and the balance paid in May 2018 amounted to approximately $484 million.